Commitments (Tables)	9 Months Ended
Sep. 30, 2022
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at September 30, 2022. The expenditure is as follows:

September 30, 2022
£’000
Plant and equipment	10,301
Computer software	68
Computer equipment	31
Leasehold improvements	5,211
15,611